Income Tax (Details) - Schedule of Reconciliation Between Income Tax Provision	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Reconciliation Between Income Tax Provision [Abstract]
Income before income tax	¥ (14,946,387)	$ (2,056,692)	¥ (10,440,451)	¥ (2,593,526)
Expected taxation at PRC statutory tax rate	3,736,597		2,610,113	648,382
Impact of preferential tax rates				(543,705)
Non-deductible expenses	267		12,578	2,435
Income tax expenses	¥ 3,736,864	$ 514,210	¥ 2,622,691	¥ 107,112